Identified Intangible Assets - Summary of Changes in Identified Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 1,866	$ 2,697
Beginning balance, Accumulated amortization/impairment	(1,293)	(1,942)
Beginning balance, Book value	573	755
Changes in book value:
Acquisitions/additions	8,551	58
Transfer to assets held for sale	(38)
Amortization and write-downs	(255)	(186)
Translation differences	(41)	(54)
Total changes	8,217	(182)
Ending balance, Cost	9,978	1,866	$ 2,697
Ending balance, Accumulated amortization/impairment	(1,188)	(1,293)	(1,942)
Ending balance, Book value	8,790	573	755
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	1,715	2,560
Beginning balance, Accumulated amortization/impairment	(1,207)	(1,848)
Beginning balance, Book value	508	712
Changes in book value:
Acquisitions/additions	8,543	0
Transfer to assets held for sale	(38)
Amortization and write-downs	(229)	(155)	(236)
Translation differences	(35)	(49)
Total changes	8,241	(204)
Ending balance, Cost	9,832	1,715	2,560
Ending balance, Accumulated amortization/impairment	(1,083)	(1,207)	(1,848)
Ending balance, Book value	8,749	508	712
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	151	137
Beginning balance, Accumulated amortization/impairment	(86)	(94)
Beginning balance, Book value	65	43
Changes in book value:
Acquisitions/additions	8	58
Amortization and write-downs	(26)	(31)
Translation differences	(6)	(5)
Total changes	(24)	22
Ending balance, Cost	146	151	137
Ending balance, Accumulated amortization/impairment	(105)	(86)	(94)
Ending balance, Book value	$ 41	$ 65	$ 43